Segment Reporting - Schedule of Long-Lived Assets by Geographical Location (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-Lived Assets by Geographical Location [Line Items]
Long-lived assets by geographical location	$ 1,247,981	$ 110,231
Hong Kong [Member]
Schedule of Long-Lived Assets by Geographical Location [Line Items]
Long-lived assets by geographical location	701,612	110,231
Singapore [Member]
Schedule of Long-Lived Assets by Geographical Location [Line Items]
Long-lived assets by geographical location	$ 546,369